                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Florida Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS
SYMBOL: VTF
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (3/27/92)            7.70%         6.69%

10-year                              6.93          6.07

5-year                               7.47          8.21

1-year                               1.99          5.29

6-month                              1.90          5.19
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Florida Municipal Bond Index is a broad-based statistical composite of Florida municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand for high yield municipal bond funds.

Population and employment growth have spurred continued economic expansion in the State of Florida. A strong real estate market and tourism activity, as well as robust consumer and business spending, have contributed notably to Florida's revenue growth. Moreover, the state has benefited from prudent fiscal management and positive financial performance; sizable reserves currently fill the state's coffers. Despite these positive factors, Florida does face some challenges. The expanding population has resulted in increased demand for public services; and the state's debt burden has grown.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Florida Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

-------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS FLORIDA
        NAV      MARKET PRICE    MUNICIPAL BOND INDEX

       1.90%        5.19%                1.70%
-------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to our well-established "relative value" discipline. We used rigorous fundamental research to seek high quality securities that we believe had good liquidity and total return potential. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We purchased bonds we believed to be attractively valued, and held them until they reached our return targets or until we found bonds that offered more compelling prospects.

Throughout the period, we sought opportunities to enhance the trust's yield, while adhering to our quality-driven criteria. We pared exposure to AAA rated securities, and increased the trust's allocation to relatively higher yielding tiers of the investment-grade market. These purchases included BBB rated tobacco revenue bonds. Here, our confidence was underpinned by the strong fundamentals of the tobacco industry as well as by an improving litigation climate for tobacco companies. Hospital bonds with A ratings were also represented in our purchases.

We structured the portfolio to reflect our opinion that interest rates would continue to rise, with short-term rates rising more rapidly than long-term rates.

To mitigate the trust's sensitivity to changing interest rates, we positioned the trust's duration to be shorter than its benchmark's. (Duration is a measure of interest rate sensitivity.) Reflecting our belief that the long-term segment of the bond market would offer the strongest performance, our purchases emphasized issues with maturities of 25 years and longer. Meanwhile, we sold short-term pre-refunded issues, generally with maturities of five years and less. We also found opportunities for relative value trading within the long-term portion of the portfolio.

The trust remained well represented across the major sectors of the municipal bond market, with a bias toward essential services. As of the close of the reporting period, the trust's largest allocations were to the public education, hospital and water and sewer sectors. Bonds rated AA or above represented more than 79 percent of assets.

VTF's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          72.9%
AA/Aa                                                             6.4
A/A                                                              14.3
BBB/Baa                                                           6.1
Non-Rated                                                         0.3

TOP FIVE SECTORS AS OF 4/30/06
Public Education                                                 16.7%
Hospital                                                         14.3
Water & Sewer                                                    13.8
General Purpose                                                   9.3
Higher Education                                                  6.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  151.6%
          FLORIDA  143.0%
$4,500    Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev
          First Inc Proj................................. 5.000%   04/01/34   $   4,546,845
 1,000    Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg
          Rev Pembroke Pk Apts Proj (AMT)................ 5.650    10/01/28       1,007,840
 1,000    Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA
          Insd).......................................... 5.000    07/01/22       1,031,310
 4,325    Broward Cnty, FL Wtr & Swr Util Rev Ser A
          (a)............................................ 5.000    10/01/26       4,491,166
 1,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT).......................................... 5.750    01/01/32       1,554,780
 5,250    Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth South FL (FSA Insd)....................... 5.000    08/15/29       5,404,087
   750    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
          Univ of Miami Ser B (MBIA Insd)................ 5.750    04/01/20         766,162
   500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd).... 5.250    10/01/26         513,355
 2,640    Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA
          Insd).......................................... 5.250    11/15/15       2,829,156
 2,640    Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA
          Insd).......................................... 5.250    11/15/16       2,824,457
 1,125    Deltona, FL Util Sys Rev (MBIA Insd)........... 5.250    10/01/22       1,196,842
   105    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd).......................................... 5.950    07/01/20         110,255
 1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC
          Insd).......................................... 5.250    01/01/29       1,036,560
 1,250    Florida Agric & Mechanical Univ Rev Student Apt
          Fac (MBIA Insd)................................ 6.500    07/01/23       1,261,812
   425    Florida Hsg Fin Agy Homeownership Mtg (AMT).... 8.595    11/01/18         447,342
 2,750    Florida Hsg Fin Agy Hsg Willow Lake Apts Ser
          J-1 (AMT) (AMBAC Insd)......................... 5.350    07/01/27       2,786,988
 1,000    Florida Hsg Fin Corp Rev Hsg Wentworth II Apts
          Ser A (AMT) (AMBAC Insd)....................... 5.375    11/01/29       1,017,090
 3,000    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 1
          (AMT) (GNMA Collateralized).................... 4.850    07/01/37       2,918,490
   595    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4
          (AMT) (FSA Insd)............................... 6.250    07/01/22         608,221
 1,800    Florida Muni Ln Council Rev Ser A (MBIA
          Insd).......................................... 5.250    11/01/15       1,922,958
   960    Florida Muni Ln Council Rev Ser A (MBIA
          Insd).......................................... 5.250    11/01/17       1,019,520
 7,885    Florida Muni Ln Council Rev Ser A (MBIA
          Insd).......................................... 5.000    02/01/35       8,112,561
 2,000    Florida Ports Fin Comm Rev St Trans Tr Fd (AMT)
          (MBIA Insd).................................... 5.375    06/01/27       2,044,740
 8,475    Florida Ports Fin Comm Rev St Trans Tr Fd
          Intermodal Pgm (AMT) (FGIC Insd)............... 5.500    10/01/29       8,905,954
 2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
          (Prerefunded @ 06/01/10) (FGIC Insd)........... 5.750    06/01/29       2,168,160
 1,600    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
          Rfdg........................................... 5.000    06/01/16       1,650,384
12,775    Florida St Brd of Ed Cap Outlay Pub Ed Ser D
          Rfdg........................................... 5.750    06/01/22      13,745,261
 2,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
          Insd).......................................... 5.250    07/01/17       2,108,140
 5,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
          Insd).......................................... 5.500    07/01/17       5,338,750

See Notes to Financial Statements                                              7

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$4,500    Florida St Brd of Ed Pub Ed Ser A.............. 5.000%   06/01/32   $   4,624,425
 1,000    Florida St Brd of Ed Rev FL St Univ Hsg Fac Ser
          A (MBIA Insd).................................. 5.000    05/01/29       1,022,630
 4,735    Florida St Brd of Regt Hsg Rev Univ FL (FGIC
          Insd).......................................... 5.500    07/01/28       5,093,724
 1,000    Florida St Correctional Privatization Commn Ctf
          Partn (MBIA Insd).............................. 5.375    08/01/14       1,076,230
 2,360    Florida St Correctional Privatization Commn Ctf
          Partn (MBIA Insd) (a).......................... 5.375    08/01/15       2,533,153
 3,000    Florida St Dept Trans.......................... 5.000    07/01/32       3,083,520
 6,000    Florida St Dept Trans Right of Way Ser A....... 5.250    07/01/21       6,423,300
 5,000    Florida St Dept Trans Tpk Rev Ser A............ 5.000    07/01/30       5,176,400
 1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Preservtn 2000 Ser A (AMBAC Insd)..... 5.000    07/01/11       1,535,460
 2,000    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Preservtn 2000 Ser A (FGIC Insd)...... 5.250    07/01/12       2,103,600
 1,475    Florida St Tpk Auth Tpk Rev Dept of Trans Ser
          B.............................................. 5.000    07/01/30       1,504,190
 1,635    Fort Myers, FL Util Rev Ser A Rfdg (FGIC
          Insd).......................................... 5.500    10/01/24       1,728,604
   500    Gainesville, FL Util Sys Rev (Escrowed to
          Maturity)...................................... 8.125    10/01/14         571,210
 2,500    Gainesville, FL Util Sys Rev Ser A (FSA
          Insd).......................................... 5.000    10/01/35       2,586,325
   500    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)....... 5.650    12/01/20         528,415
   730    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)....... 5.750    12/01/20         776,545
 1,000    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)....... 5.800    12/01/20       1,087,730
 2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser D........................... 5.000    11/15/35       2,009,900
 2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser D........................... 5.375    11/15/35       2,060,040
 3,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist/Sunbelt Ser A (Prerefunded @
          11/15/11)...................................... 6.000    11/15/31       3,337,260
   750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt
          Spl (FSA Insd)................................. 5.000    03/01/15         789,180
   750    Hillsborough Cnty, FL Assmt Rev Capacity Assmt
          Spl (FSA Insd)................................. 5.000    09/01/15         789,180
 1,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B...................... 5.250    10/01/28       1,028,730
 1,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B...................... 5.250    10/01/34       1,025,340
 1,000    Hillsborough Cnty, FL Port Dist Rev Tampa Port
          Auth Proj Ser A (AMT) (MBIA Insd).............. 5.375    06/01/27       1,049,060
 1,380    Hollywood, FL Cmnty Redev Agy Beach Cra........ 5.625    03/01/24       1,447,868
 2,000    Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA
          Insd).......................................... 5.000    10/01/21       2,080,380
 1,500    Jacksonville, FL Econ Dev Commn Indl Dev Rev
          Metro Pkg Solutions Proj (AMT) (ACA Insd)...... 5.500    10/01/30       1,565,505
 2,500    Jea, FL Elec Sys Rev Ser Three A (FSA Insd).... 5.000    10/01/41       2,563,050
 2,000    Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd).... 5.000    10/01/21       2,080,380
 2,250    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd).... 5.375    10/01/30       2,279,273

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$7,000    Lakeland, FL Elec & Wtr Rev (Escrowed to
          Maturity) (a)..................................   *      10/01/13   $   5,174,960
 2,230    Lakeland, FL Elec & Wtr Rev (Escrowed to
          Maturity)...................................... 5.750%   10/01/19       2,398,343
 2,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys............................................ 5.500    11/15/32       2,078,080
 1,000    Lee Cnty, FL Arpt Rev Ser A (AMT) (FSA Insd)... 5.750    10/01/22       1,064,740
 1,250    Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev
          Multi-Cnty Pgm Ser A (AMT) (GNMA
          Collateralized)................................ 5.000    03/01/39       1,239,150
 1,000    Leesburg, FL Hosp Rev Leesburg Regl Med Ctr
          Proj........................................... 5.500    07/01/32       1,023,810
 3,200    Leesburg, FL Util Rev (FGIC Insd).............. 5.000    10/01/34       3,300,864
 1,190    Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA
          Insd).......................................... 5.125    10/01/19       1,252,725
 1,600    Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA
          Insd).......................................... 5.125    10/01/21       1,683,200
   650    Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe
          Reg Impt & Rfdg................................ 5.500    10/01/29         666,231
 2,135    Marion Cnty, FL Sch Brd Ctf (FSA Insd)......... 5.250    06/01/19       2,260,709
 1,460    Miami Beach, FL Stormwtr Rev (FGIC Insd) (a)... 5.750    09/01/14       1,584,056
 1,045    Miami Beach, FL Stormwtr Rev (FGIC Insd)....... 5.750    09/01/15       1,133,794
 3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd)......................... 5.375    10/01/32       3,123,540
 4,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt Ser A (AMT) (CIFG Insd)................... 5.000    10/01/38       4,070,560
   870    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt Ser B (FGIC Insd)......................... 5.450    10/01/15         927,098
 3,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt Ser B (FGIC Insd)......................... 5.750    10/01/29       3,233,520
 2,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
          Insd).......................................... 5.000    10/01/33       2,027,880
 2,000    Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A
          (AMBAC Insd)................................... 5.750    04/01/29       2,149,060
 2,000    Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
          Sys Ser A (MBIA Insd).......................... 5.000    06/01/31       2,057,320
 5,000    Miami-Dade Cnty, FL Sch Brd Ctf Partn Rols RR
          II R Ser 528 (Inverse Floating Rate) (Acquired
          03/10/06, Cost $5,559,450) (AMBAC Insd) (a)
          (b)............................................ 6.079    11/01/25       5,393,750
   390    North Broward, FL Hosp Dist Rev Impt........... 6.000    01/15/31         411,353
 3,860    North Broward, FL Hosp Dist Rev Impt
          (Prerefunded @ 01/15/11)....................... 6.000    01/15/31       4,252,408
 1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
          Insd)..........................................   *      10/01/12         770,950
 1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
          Insd)..........................................   *      10/01/13         733,390

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  980    Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare
          Ser E.......................................... 6.000%   10/01/26   $   1,032,479
    20    Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare
          Ser E (Prerefunded @ 10/01/09)................. 6.000    10/01/26          21,552
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Orlando
          Regl Hlthcare Ser B............................ 5.125    11/15/39       1,014,720
 1,000    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
          Cost $1,000,000) (b)........................... 7.000    10/01/25       1,070,940
 1,000    Orange Cnty, FL Sales Tax Rev Ser A Rfdg (FGIC
          Insd).......................................... 5.125    01/01/20       1,047,020
 1,500    Orlando & Orange Cnty Expwy Auth FL Expwy Rev
          Jr Lien (FGIC Insd)............................ 5.000    07/01/28       1,520,760
 1,500    Orlando, FL Util Commn Wtr & Elec Rev Ser A
          Rfdg........................................... 5.000    10/01/22       1,558,080
 1,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd).......................................... 5.125    06/01/22       1,046,510
 2,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd).......................................... 5.250    06/01/27       2,103,140
 2,000    Osceola Cnty, FL Trans Rev Osceola Pkwy Proj
          Impt & Rfdg (MBIA Insd)........................ 5.000    04/01/21       2,085,600
 1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A
          (Prerefunded @ 08/01/10) (FGIC Insd)........... 5.875    08/01/21       1,091,390
 1,500    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser D
          (FSA Insd)..................................... 5.250    08/01/18       1,590,615
 1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)........ 5.250    10/01/20       1,064,120
 1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)........ 5.250    10/01/21       1,066,480
 1,705    Pembroke Pines, FL Charter Sch Ser A (MBIA
          Insd) (a)...................................... 5.375    07/01/14       1,836,609
 1,000    Pembroke Pines, FL Cons Util Sys Rev (Escrowed
          to Maturity) (FGIC Insd)....................... 6.250    09/01/11       1,083,530
 1,500    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA
          Insd).......................................... 6.000    10/01/12       1,589,775
 1,565    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA
          Insd).......................................... 6.125    10/01/18       1,666,318
   500    Polk Cnty, FL Sch Brd Ctf Partn Master Lease
          Ser A (FSA Insd)............................... 5.500    01/01/25         534,225
 5,000    Port Saint Lucie, FL (MBIA Insd)............... 5.000    07/01/32       5,170,700
 1,450    Port Saint Lucie, FL Util Rev (MBIA Insd)...... 5.000    09/01/22       1,506,028
 1,000    Port Saint Lucie, FL Util Rev (MBIA Insd)...... 5.000    09/01/23       1,036,600
 1,000    Port Saint Lucie, FL Util Rev Impt & Rfdg Ser A
          (MBIA Insd).................................... 5.125    09/01/27       1,017,740
 2,265    Reedy Creek Impt Dist FL Ser A (MBIA Insd)..... 5.000    06/01/23       2,352,723
 1,835    Saint Lucie Cnty, FL Sales Tax Rev Impt & Rfdg
          (MBIA Insd) (a)................................ 5.250    10/01/19       1,956,385
 2,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd).......................................... 5.000    07/01/21       2,062,180
 1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd).......................................... 5.000    07/01/23       1,028,970
 1,420    Sebring, FL Wtr & Wastewtr Rev Rfdg (FGIC
          Insd).......................................... 5.250    01/01/19       1,508,892

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,000    South Lake Cnty Hosp Dist FL South Lake Hosp
          Inc............................................ 6.375%   10/01/28   $   1,085,980
 1,500    South Miami, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth (AMBAC Insd).............................. 5.250    11/15/33       1,565,265
 1,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
          Hlthcare Proj.................................. 6.375    12/01/30       1,061,840
 1,750    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
          A.............................................. 5.750    07/01/19       1,818,845
 1,800    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
          A.............................................. 5.750    07/01/29       1,857,906
 1,000    Tampa, FL Occupational License Ser A Rfdg (FGIC
          Insd).......................................... 5.375    10/01/15       1,077,780
 1,000    Tampa, FL Util Tax & Spl Rev Ser A Rfdg (AMBAC
          Insd).......................................... 5.250    10/01/20       1,067,200
 5,150    Tampa-Hillsborough Cnty, FL Expwy Auth Rev
          (AMBAC Insd)................................... 5.000    07/01/25       5,372,995
 2,390    University Cent FL Assn Inc FL Ctf Partn Ser A
          (FGIC Insd) (a)................................ 5.125    10/01/22       2,504,792
 2,750    University Cent FL Assn Inc FL Ctf Partn Ser A
          (FGIC Insd).................................... 5.000    10/01/35       2,823,728
   200    University Cent FL Ctf Partn UCF Convocation
          Corp Ser A (FGIC Insd)......................... 5.000    10/01/35         205,056
 1,000    Village Ctr Cmnty Dev Dist FL Recreational Rev
          Ser A (MBIA Insd).............................. 5.200    11/01/25       1,052,530
 2,500    Village Ctr Cmnty Dev Dist FL Recreational Rev
          Ser A (MBIA Insd).............................. 5.125    11/01/36       2,607,400
 2,000    Village Ctr Cmnty Dev Dist FL Util Rev (MBIA
          Insd).......................................... 5.250    10/01/23       2,122,860
 1,000    Village Ctr Cmnty Dev Dist FL Util Rev
          (Escrowed to Maturity) (FGIC Insd)............. 6.000    11/01/18       1,149,110
 3,250    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
          Riddle Rfdg (Radian Insd)...................... 5.000    10/15/35       3,298,913
 1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
          Riddle Aero Ser A.............................. 5.750    10/15/29       1,033,080
 3,000    West Orange Hlthcare Dist FL Ser A............. 5.800    02/01/31       3,123,420
   820    West Palm Beach, FL Cmnty Redev Agy Northwood
          Cmnty Redev.................................... 5.000    03/01/35         823,428
                                                                              -------------
                                                                                280,257,493
                                                                              -------------
          PUERTO RICO  6.6%
 2,980    Childrens Tr Fd PR Tob Settlement Rev.......... 5.500    05/15/39       3,049,821
 2,855    Childrens Tr Fd PR Tob Settlement Rev.......... 5.625    05/15/43       2,932,827
 2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          W Rfdg......................................... 5.500    07/01/15       2,155,080
 4,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          Y Rfdg (FSA Insd).............................. 6.250    07/01/21       4,825,080
                                                                              -------------
                                                                                 12,962,808
                                                                              -------------
          U.S. VIRGIN ISLANDS  2.0%
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A.............................. 6.375    10/01/19       1,643,550

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON   MATURITY       VALUE
-------------------------------------------------------------------------------------------
          U.S. VIRGIN ISLANDS (CONTINUED)
$1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A (c).......................... 6.500%   10/01/24   $   1,096,880
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A (ACA Insd)................... 6.125    10/01/29       1,084,440
                                                                              -------------
                                                                                  3,824,870
                                                                              -------------
TOTAL LONG-TERM INVESTMENTS  151.6%
  (Cost $283,518,648)......................................................     297,045,171
SHORT-TERM INVESTMENTS  1.0%
  (Cost $2,000,000)........................................................       2,000,000
                                                                              -------------
TOTAL INVESTMENTS  152.6%
  (Cost $285,518,648)......................................................     299,045,171
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%................................       2,999,831
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (54.1%)................    (106,078,927)
                                                                              -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.............................   $ 195,966,075
                                                                              =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.3% of net assets applicable to common shares.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2006 (Current
  Notional Value of $104,156 per contract)..................     281         $200,668
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    07/11/26     $4,270      $  4,358
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137     06/28/26      4,900       141,871
                                                                                         -------------
                                                                                           $146,229
                                                                                         =============

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $285,518,648).......................  $299,045,171
Cash........................................................        17,560
Interest Receivable.........................................     3,788,867
Swap Contracts..............................................       146,229
Other.......................................................         3,361
                                                              ------------
    Total Assets............................................   303,001,188
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       136,768
  Variation Margin on Futures...............................        43,906
  Income Distributions--Common Shares.......................        18,485
  Other Affiliates..........................................        14,884
Trustees' Deferred Compensation and Retirement Plans........       682,751
Accrued Expenses............................................        59,392
                                                              ------------
    Total Liabilities.......................................       956,186
Preferred Shares (including accrued distributions)..........   106,078,927
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $195,966,075
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($195,966,075 divided by
  11,711,732 shares outstanding)............................  $      16.73
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 11,711,732 shares issued and
  outstanding)..............................................       117,117
Paid in Surplus.............................................   181,700,888
Net Unrealized Appreciation.................................    13,873,420
Accumulated Net Realized Gain...............................       227,282
Accumulated Undistributed Net Investment Income.............        47,368
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $195,966,075
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 4,240 issued with liquidation preference of
  $25,000 per share)........................................  $106,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $301,966,075
                                                              ============

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 7,427,233
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      830,204
Preferred Share Maintenance.................................      150,019
Trustees' Fees and Related Expenses.........................       48,758
Legal.......................................................       21,906
Custody.....................................................       12,985
Other.......................................................      139,716
                                                              -----------
      Total Expenses........................................    1,203,588
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,223,645
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,034,698
  Futures...................................................      401,885
                                                              -----------
Net Realized Gain...........................................    1,436,583
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   16,680,494
                                                              -----------
  End of the Period:
    Investments.............................................   13,526,523
    Futures.................................................      200,668
    Swap Contracts..........................................      146,229
                                                              -----------
                                                               13,873,420
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,807,074)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,370,491)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,774,605)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 3,078,549
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  6,223,645        $  5,676,723
Net Realized Gain.......................................       1,436,583             302,840
Net Unrealized Depreciation During the Period...........      (2,807,074)         (2,632,771)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,655,613)         (1,299,436)
  Net Realized Gain.....................................        (118,992)                -0-
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       3,078,549           2,047,356

Distributions to Common Shareholders:
  Net Investment Income.................................      (4,672,981)         (4,583,910)
  Net Realized Gain.....................................        (466,127)                -0-
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (2,060,559)         (2,536,554)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....             -0-         103,906,391
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (2,060,559)        101,369,837

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     198,026,634          96,656,797
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $47,368 and $152,317,
  respectively).........................................    $195,966,075        $198,026,634
                                                            ============        ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS
                                             ENDED                   YEAR ENDED OCTOBER 31,
                                           APRIL 30,    ------------------------------------------------
                                              2006       2005      2004      2003     2002 (f)    2001
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...................................  $ 16.91     $ 17.37   $ 17.16   $ 17.79   $ 17.69    $ 16.53
                                            -------     -------   -------   -------   -------    -------
 Net Investment Income....................      .53(a)     1.01      1.05      1.10      1.20       1.16
 Net Realized and Unrealized Gain/Loss....     (.12)       (.42)      .57       .04       .12       1.40
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income..................     (.14)       (.23)     (.11)     (.04)     (.14)      (.27)
   Net Realized Gain......................     (.01)        -0-      (.01)     (.07)     (.02)      (.10)
                                            -------     -------   -------   -------   -------    -------
Total from Investment Operations..........      .26         .36      1.50      1.03      1.16       2.19
Distributions Paid to Common Shareholders:
 Net Investment Income....................     (.40)       (.82)    (1.03)    (1.10)     (.97)      (.83)
 Net Realized Gain........................     (.04)        -0-      (.26)     (.56)     (.09)      (.20)
                                            -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $ 16.73     $ 16.91   $ 17.37   $ 17.16   $ 17.79    $ 17.69
                                            =======     =======   =======   =======   =======    =======
Common Share Market Price at End of the
 Period...................................  $ 14.83     $ 14.52   $ 15.64   $ 16.32   $ 15.80    $ 15.14
Total Return (b)..........................    5.19%*     -1.97%     3.71%    14.37%    11.63%     20.31%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)..........  $ 196.0     $ 198.0   $  96.7   $  95.4   $  98.9    $  98.4
Ratio of Expenses to Averages Net Assets
 Applicable to Common Shares (c)..........    1.22%       1.54%     1.44%     1.43%     1.52%      2.01%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c)......................................    6.33%       5.85%     6.16%     6.33%     6.84%      7.72%
Portfolio Turnover........................      18%*        15%       14%       25%       33%        23%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...........     .80%        .97%      .90%      .91%      .96%      1.14%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)......................................    4.64%       4.51%     5.51%     6.11%     6.05%      5.99%
SENIOR SECURITIES:
Total Preferred Shares Outstanding........    4,240       4,240     2,240     2,240     2,240      2,240
Asset Coverage Per Preferred Share (e)....  $71,237     $71,725   $68,169   $67,613   $69,188    $68,932
Involuntary Liquidating Preference Per
 Preferred Share..........................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred
 Share....................................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*  Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .07%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Florida Municipals (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes and Florida state intangibles taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Florida municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on March 27, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, there were no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Trust utilized capital losses carried forward of $87,002.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $285,317,829
                                                                ============
Gross tax unrealized appreciation...........................    $ 14,467,005
Gross tax unrealized depreciation...........................        (739,663)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 13,727,342
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $   21,317
  Tax exempt income.........................................     5,819,298
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $5,840,615
                                                                ==========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................    $543,346
Undistributed tax exempt income.............................     601,979

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $7,000, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $25,500, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     11,711,732           5,563,438
Shares Acquired Through Merger..........................            -0-           6,148,294
                                                             ----------          ----------
Ending Shares...........................................     11,711,732          11,711,732
                                                             ==========          ==========

    On October 28, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Florida Quality Municipal Trust (ticker symbol VFM) through a tax free reorganization approved by VFM shareholders on October 21, 2005. The Trust issued 6,148,294 common shares with a net asset value $103,906,391 and 2,000 Auction Preferred Shares (APS) with a liquidation value of $50,000,000 in exchange for VFM net assets. The shares of VFM were converted into Trust shares at a ratio of 0.943077 to 1 and 1 to 1, for common shares and APS, respectively. Included in these net assets was a deferred compensation balance of $180,185 and a deferred pension balance of $72,512. Net unrealized appreciation of VFM as of October 28, 2005 was $7,666,315. The Trust assumed VFM's book to tax accretion differences, which resulted in a $116,833 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $197,913,241 and combined net assets including preferred shares were $303,913,241. The Trust incurred merger expenses of $244,440, which represent costs related to the preparation, printing and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $55,847,807 and $60,661,110, respectively.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2006, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2005.............................        218
Futures Opened..............................................      1,090
Futures Closed..............................................     (1,027)
                                                                 ------
Outstanding at April 30, 2006...............................        281
                                                                 ======

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

C. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. PREFERRED SHARES

The Trust has outstanding 4,240 APS in two series. Series A contains 2,240 shares while Series B contains 2,000 shares. Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.748%. During the six months ended April 30, 2006, the rates ranged from 2.650% to 5.125%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Investment Grade Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Trust for Investment Grade Florida Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VTF SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01540P-Y04/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Florida Municipals

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By:  /s/ Phillip G. Goff
    --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006